Financial instruments by category (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Interest income	$ 10,139	$ 8,599	$ 63,101
Interest expense	78,015	51,719	73,184
Interest expense on lease liabilities	665	912	1,955
Foreign exchange gains, net	89,908	18,569	27,904
Loss from repurchase of NCN	(42)	512	(337)
Fair value gain on financial assets at fair value through profit or loss	50,166	79,569	177,832
Interest and discount generated by operating credits	2,956	2,147	3,519
Gain (loss) from derivative financial instruments, net	9,973	139	(2,583)
Other finance costs	15,848	15,472	22,122
Total financial instruments	68,572	41,432	172,175
Total financial instruments	86,515	54,431	168,075
Interest expense	(78,015)	(51,719)	(73,184)
Financial Assets And Liabilities At Amortised Cost Category [Member]
Statement [Line Items]
Interest income	10,139	8,599	63,101
Interest expense	78,015	51,719	73,184
Interest expense on lease liabilities	665	912	1,955
Foreign exchange gains, net	89,908	18,569	27,904
Loss from repurchase of NCN	(42)	512	(337)
Fair value gain on financial assets at fair value through profit or loss	0	0	0
Interest and discount generated by operating credits	2,956	2,147	3,519
Gain (loss) from derivative financial instruments, net	0	0	0
Other finance costs	15,848	15,472	22,122
Total financial instruments	8,433	(38,276)	(3,074)
Interest expense	(78,015)	(51,719)	(73,184)
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Statement [Line Items]
Interest income	0	0	0
Interest expense	0	0	0
Interest expense on lease liabilities	0	0	0
Foreign exchange gains, net	0	0	0
Loss from repurchase of NCN	0	0	0
Fair value gain on financial assets at fair value through profit or loss	50,166	79,569	177,832
Interest and discount generated by operating credits	0	0	0
Gain (loss) from derivative financial instruments, net	9,973	139	(2,583)
Other finance costs	0	0	0
Total financial instruments	60,139	79,708	175,249
Interest expense	$ 0	$ 0	$ 0